Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Share capital	Retained earnings	Accumulated other comprehensive income (loss)
Balance – beginning of year at Dec. 31, 2017		$ 9,109	$ 22,612	$ (68)
Issued upon exercise of stock options		332
Previously recognized liability on stock options exercised for common shares		120
Purchase of common shares under Normal Course Issuer Bid		(238)	(1,044)
Net earnings (loss)	$ 2,591		2,591
Dividends on common shares			(1,630)
Other comprehensive income (loss), net of taxes	190			190
Balance – end of year at Dec. 31, 2018	31,974	9,323	22,529	122
Issued upon exercise of stock options		360
Previously recognized liability on stock options exercised for common shares		53
Purchase of common shares under Normal Course Issuer Bid		(203)	(738)
Net earnings (loss)	5,416		5,416
Dividends on common shares			(1,783)
Other comprehensive income (loss), net of taxes	(88)			(88)
Balance – end of year at Dec. 31, 2019	34,991	9,533	25,424	34
Issued upon exercise of stock options		108
Previously recognized liability on stock options exercised for common shares		21
Purchase of common shares under Normal Course Issuer Bid	(271)	(56)	(215)
Net earnings (loss)	(435)		(435)
Dividends on common shares			(2,008)
Other comprehensive income (loss), net of taxes	(26)			(26)
Balance – end of year at Dec. 31, 2020	$ 32,380	$ 9,606	$ 22,766	$ 8